LVIP Delaware Social Awareness Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.91%
Airlines–0.38%
Delta Air Lines, Inc.	65,307	$3,126,246
		3,126,246
Auto Components–0.31%
BorgWarner, Inc.	74,809	2,598,865
		2,598,865
Automobiles–0.75%
†Tesla, Inc.	35,412	6,225,075
		6,225,075
Banks–3.88%
East West Bancorp, Inc.	85,153	6,736,454
JPMorgan Chase & Co.	96,632	19,355,390
U.S. Bancorp	134,186	5,998,114
		32,089,958
Beverages–1.24%
PepsiCo, Inc.	58,341	10,210,258
		10,210,258
Biotechnology–2.24%
†Exact Sciences Corp.	55,889	3,859,694
†Neurocrine Biosciences, Inc.	39,920	5,505,767
†Vertex Pharmaceuticals, Inc.	21,936	9,169,467
		18,534,928
Building Products–1.66%
Carlisle Cos., Inc.	13,838	5,422,420
Trane Technologies PLC	27,520	8,261,504
		13,683,924
Capital Markets–3.20%
BlackRock, Inc.	9,805	8,174,429
Intercontinental Exchange, Inc.	79,589	10,937,916
Raymond James Financial, Inc.	56,909	7,308,254
		26,420,599
Chemicals–2.04%
Corteva, Inc.	65,129	3,755,989
DuPont de Nemours, Inc.	57,613	4,417,189
Linde PLC	18,696	8,680,927
		16,854,105
Commercial Services & Supplies–0.72%
Vestis Corp.	59,335	1,143,385
Waste Management, Inc.	22,520	4,800,138
		5,943,523
Communications Equipment–0.74%
Cisco Systems, Inc.	121,606	6,069,355
		6,069,355
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.86%
†Ameresco, Inc. Class A	39,244	$946,958
Quanta Services, Inc.	45,080	11,711,784
†WillScot Mobile Mini Holdings Corp.	58,772	2,732,898
		15,391,640
Containers & Packaging–0.49%
Westrock Co.	81,822	4,046,098
		4,046,098
Diversified Financial Services–2.31%
Visa, Inc. Class A	68,445	19,101,631
		19,101,631
Diversified Telecommunication Services–0.44%
AT&T, Inc.	207,118	3,645,277
		3,645,277
Electrical Equipment–1.52%
Eaton Corp. PLC	21,144	6,611,306
Emerson Electric Co.	36,594	4,150,492
Rockwell Automation, Inc.	6,089	1,773,908
		12,535,706
Entertainment–1.00%
Walt Disney Co.	67,785	8,294,173
		8,294,173
Food & Staples Retailing–0.83%
Casey's General Stores, Inc.	21,610	6,881,705
		6,881,705
Food Products–0.57%
General Mills, Inc.	66,826	4,675,815
		4,675,815
Health Care Equipment & Supplies–3.24%
Abbott Laboratories	63,153	7,177,970
Becton Dickinson & Co.	16,985	4,202,938
†Dexcom, Inc.	48,989	6,794,774
†Edwards Lifesciences Corp.	49,765	4,755,544
†Lantheus Holdings, Inc.	61,546	3,830,623
		26,761,849
Health Care Providers & Services–1.38%
Cigna Group	31,448	11,421,599
		11,421,599
Health Care Technology–0.33%
†Veeva Systems, Inc. Class A	11,708	2,712,627
		2,712,627
Hotels, Restaurants & Leisure–1.94%
Aramark	118,672	3,859,214
Starbucks Corp.	70,182	6,413,933
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	37,245	$5,753,235
		16,026,382
Household Durables–1.35%
DR Horton, Inc.	32,629	5,369,102
Toll Brothers, Inc.	44,952	5,815,440
		11,184,542
Industrial REITs–0.59%
First Industrial Realty Trust, Inc.	93,210	4,897,253
		4,897,253
Insurance–2.33%
Axis Capital Holdings Ltd.	104,246	6,778,075
Kemper Corp.	84,669	5,242,704
Reinsurance Group of America, Inc.	37,275	7,189,602
		19,210,381
Interactive Media & Services–6.70%
†Alphabet, Inc. Class A	252,085	38,047,189
Meta Platforms, Inc. Class A	35,646	17,308,985
		55,356,174
IT Services–1.97%
Accenture PLC Class A	28,702	9,948,400
†MongoDB, Inc.	10,428	3,739,898
†Snowflake, Inc. Class A	15,817	2,556,027
		16,244,325
Leisure Products–0.33%
†YETI Holdings, Inc.	70,446	2,715,693
		2,715,693
Life Sciences Tools & Services–2.22%
†ICON PLC	11,848	3,980,336
†Repligen Corp.	24,968	4,592,114
Thermo Fisher Scientific, Inc.	16,823	9,777,696
		18,350,146
Machinery–3.04%
Deere & Co.	13,380	5,495,701
Ingersoll Rand, Inc.	32,981	3,131,546
Lincoln Electric Holdings, Inc.	25,962	6,631,733
Parker-Hannifin Corp.	17,796	9,890,839
		25,149,819
Media–0.89%
Comcast Corp. Class A	169,746	7,358,489
		7,358,489
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.37%
Reliance, Inc.	9,162	$3,061,757
		3,061,757
Multiline Retail–3.75%
†Amazon.com, Inc.	171,969	31,019,768
		31,019,768
Oil, Gas & Consumable Fuels–3.79%
Chesapeake Energy Corp.	101,352	9,003,098
ConocoPhillips	81,804	10,412,013
Diamondback Energy, Inc.	60,055	11,901,100
		31,316,211
Pharmaceuticals–3.19%
†Catalent, Inc.	28,552	1,611,761
Eli Lilly & Co.	10,747	8,360,736
Merck & Co., Inc.	83,598	11,030,756
Pfizer, Inc.	191,744	5,320,896
		26,324,149
Real Estate Management & Development–0.42%
†Jones Lang LaSalle, Inc.	17,727	3,458,360
		3,458,360
Residential REITs–0.53%
Camden Property Trust	44,815	4,409,796
		4,409,796
Road & Rail–1.52%
Knight-Swift Transportation Holdings, Inc.	94,905	5,221,673
Union Pacific Corp.	29,965	7,369,293
		12,590,966
Semiconductors & Semiconductor Equipment–7.76%
Broadcom, Inc.	12,508	16,578,228
NVIDIA Corp.	37,763	34,121,136
†ON Semiconductor Corp.	86,156	6,336,774
Texas Instruments, Inc.	40,629	7,077,978
		64,114,116
Software–14.71%
†Adobe, Inc.	10,271	5,182,747
†Crowdstrike Holdings, Inc. Class A	21,653	6,941,735
†Datadog, Inc. Class A	21,011	2,596,960
Intuit, Inc.	9,691	6,299,150
Microsoft Corp.	141,719	59,624,018
†Palo Alto Networks, Inc.	17,623	5,007,223
†PTC, Inc.	23,974	4,529,647
Roper Technologies, Inc.	15,971	8,957,176
Salesforce, Inc.	32,200	9,697,996
†ServiceNow, Inc.	11,229	8,560,989
†Tyler Technologies, Inc.	9,818	4,172,748
		121,570,389
LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.27%
American Tower Corp.	22,524	$4,450,517
Extra Space Storage, Inc.	40,961	6,021,267
		10,471,784
Specialty Retail–3.44%
†Five Below, Inc.	34,108	6,186,509
Home Depot, Inc.	37,288	14,303,677
Tractor Supply Co.	30,237	7,913,628
		28,403,814
Technology Hardware, Storage & Peripherals–5.01%
Apple, Inc.	241,492	41,411,048
		41,411,048
Textiles, Apparel & Luxury Goods–0.66%
NIKE, Inc. Class B	57,970	5,448,021
		5,448,021
Total Common Stock (Cost $309,536,021)		817,318,339

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	10,233,207	$10,233,207
Total Money Market Fund (Cost $10,233,207)		10,233,207

TOTAL INVESTMENTS–100.15% (Cost $319,769,228)	827,551,546
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(1,276,356)
NET ASSETS APPLICABLE TO 16,413,140 SHARES OUTSTANDING–100.00%	$826,275,190

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$817,318,339	$—	$—	$817,318,339
Money Market Fund	10,233,207	—	—	10,233,207
Total Investments	$827,551,546	$—	$—	$827,551,546
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–4